Related party transactions - Key management personnel compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party [Abstract]
Wages and salaries, incentives	$ 2,273	$ 2,657
Expenses related to retirement benefits	27	91
Total	$ 2,300	$ 2,748